Related Party Transactions (Details) ¥ in Millions, $ in Millions	Sep. 15, 2021 USD ($)	Sep. 15, 2021 CNY (¥)	Jul. 14, 2021
Related Party Transactions (Details) [Line Items]
Principal amount	$ 1.4	¥ 9.6
Material Co., Ltd [Member]
Related Party Transactions (Details) [Line Items]
Equity interests percentage			51.00%
Hainan Tianyi [Member]
Related Party Transactions (Details) [Line Items]
Equity interests percentage	5.00%	5.00%